Segments	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Segments	Segments

The following table summarizes revenues related to our segments. Revenues for reporting periods beginning after April 1, 2018 are presented under Topic 606 (see Note 15 for a further discussion), while prior periods are not adjusted and continue to be reported under the accounting standard in effect for those periods. Transactions between segments are recorded based on prices negotiated between the segments. The “Corporate and Other” category in the table below includes certain corporate expenses that are not allocated to the reportable segments.

	Year Ended March 31,
	2019	2018 (1)	2017 (1)
	(in thousands)
Revenues:
Crude Oil Logistics:
Topic 606 revenues
Crude oil sales	$3,011,355	$2,151,203	$1,603,667
Crude oil transportation and other	148,738	122,786	70,027
Non-Topic 606 revenues	12,598	—	—
Elimination of intersegment sales	(36,056)	(13,914)	(6,810)
Total Crude Oil Logistics revenues	3,136,635	2,260,075	1,666,884
Water Solutions:
Topic 606 revenues
Disposal service fees	217,545	149,114	110,049
Sale of recovered hydrocarbons	72,678	58,948	31,103
Freshwater revenues	2,404	—	—
Other service revenues	9,017	21,077	18,449
Non-Topic 606 revenues	42	—	—
Total Water Solutions revenues	301,686	229,139	159,601
Liquids:
Topic 606 revenues
Propane sales	1,169,117	1,203,486	807,172
Butane sales	628,063	562,066	391,265
Other product sales	592,889	432,570	308,031
Service revenues	26,655	22,548	32,648
Non-Topic 606 revenues	21,608	—	—
Elimination of intersegment sales	(23,291)	(4,685)	(1,944)
Total Liquids revenues	2,415,041	2,215,985	1,537,172
Refined Products and Renewables:
Topic 606 revenues
Refined products sales	2,535,243	1,874,260	1,405,001
Renewables sales	—	373,669	447,232
Service fees and other revenues	—	(87)	—
Non-Topic 606 revenues	299,190	—	—
Elimination of intersegment sales	—	(268)	(469)
Total Refined Products and Renewables revenues	2,834,433	2,247,574	1,851,764
Corporate and Other
Non-Topic 606 revenues	1,362	1,174	844
Total Corporate and Other revenues	1,362	1,174	844
Total revenues	$8,689,157	$6,953,947	$5,216,265

(1)	We adopted ASC 606 as of April 1, 2018. Revenue reported in fiscal years 2018 and 2017 has not been changed from its previous presentation.

The following table summarizes depreciation and amortization expense and operating income (loss) by segment for the periods indicated.

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Depreciation and Amortization:
Crude Oil Logistics	$74,165	$80,387	$54,144
Water Solutions	108,162	98,623	101,758
Liquids	25,997	24,937	19,163
Refined Products and Renewables	631	672	936
Corporate and Other	3,018	3,779	3,612
Total depreciation and amortization (1)	$211,973	$208,398	$179,613

Operating Income (Loss):
Crude Oil Logistics	$(7,379)	$122,904	$(17,475)
Water Solutions	210,525	(24,231)	44,587
Liquids	(2,910)	(93,113)	43,252
Refined Products and Renewables	12,198	261,249	243,090
Corporate and Other	(85,706)	(79,474)	(86,985)
Total operating income (loss)	$126,728	$187,335	$226,469

(1)	Amounts do not include amortization expense recorded within interest expense and cost of sales (see Note 7 and Note 8).

The following table summarizes additions to property, plant and equipment and intangible assets by segment for the periods indicated. This information has been prepared on the accrual basis, and includes property, plant and equipment and intangible assets acquired in acquisitions. This information below does not include goodwill by segment.

	Year Ended March 31,
	2019	2018	2017
	(in thousands)
Crude Oil Logistics	$28,039	$36,762	$168,053
Water Solutions	567,637	102,261	109,008
Liquids	72,717	25,023	66,864
Corporate and Other	1,819	1,472	2,825
Total	$670,212	$165,518	$346,750

The following tables summarize long-lived assets (consisting of property, plant and equipment, intangible assets, and goodwill) and total assets by segment at the dates indicated:

	March 31,
	2019	2018
	(in thousands)
Long-lived assets, net:
Crude Oil Logistics	$1,584,636	$1,638,558
Water Solutions	1,600,836	1,256,143
Liquids (1)	498,767	501,302
Refined Products and Renewables	29,477	30,384
Corporate and Other	26,569	31,516
Total	$3,740,285	$3,457,903

(1)	Includes $0.5 million and $0.6 million of non-US long-lived assets at March 31, 2019 and 2018, respectively.

	March 31,
	2019	2018
	(in thousands)
Total assets:
Crude Oil Logistics	$2,237,612	$2,285,813
Water Solutions	1,668,292	1,323,171
Liquids (1)	721,008	717,690
Refined Products and Renewables	383,026	341,495
Corporate and Other	77,019	102,211
Assets held for sale	815,536	1,380,742
Total	$5,902,493	$6,151,122

(1)	Includes $12.0 million and $27.5 million of non-US total assets at March 31, 2019 and 2018, respectively.

All of the tables above do not include amounts related to Mid-Con, Gas Blending, TPSL and our former Retail Propane segment, as these amounts have been classified as discontinued operations within our consolidated statements of operations for all periods presented and as held for sale within our March 31, 2019 and 2018 consolidated balance sheets (see Note 17).